ACCOUNTING FOR STOCK BASED COMPENSATION	6 Months Ended
Jun. 30, 2011
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
NOTE 8 - ACCOUNTING FOR STOCK BASED COMPENSATION.

The Company applies FASB ASC 718, Compensation – Stock Compensation (FASB ASC 718) and FASB ASC 505, Equity (FASB ASC 505), using the modified prospective method of implementation, whereby the prospective method records the compensation expense from the implementation date forward, however leaves prior periods unchanged in accounting for its stock options.  The Company has implemented five shareholder approved stock option plans.  These plans are intended to comply with Section 422 of the Internal Revenue Code of 1986, as amended.  The plans collectively provide for the total issuance of 3,600,000 common shares over ten years from the date of each plan’s approval.  In addition, the plans allow for additional increases of 15% of the then outstanding shares.

Transactions under the stock option plans are summarized below. At June 30, 2011, a total of 1,997,410 options were outstanding under these plans.

	Employee Stock Plans
	Options	Weighted Average Exercise Price
Outstanding at 12/31/10	1,572,410	$0.43
Granted	425,000	0.56
Exercised	---	---
Forfeited	--	---
Outstanding at 6/30/11	1,997,410	$0.46

The fair value of options granted during the six month period ended June 30, 2011 was approximately $193,800; with 25,000 options vesting upon grant and 400,000 options vesting over four years subject to certain performance criteria.

Aggregate intrinsic value represents the value of the Company’s closing stock price on the last trading day of the period in excess of the exercise price multiplied by the number of options outstanding or exercisable. The total intrinsic value of options exercised during 2011 was $0, as no options were exercised. Total unrecognized stock-based compensation expense related to non-vested stock options was approximately $206,150 as of June 30, 2011, related to approximately 528,000 shares with a per share weighted average fair value of  $0.39. We anticipate this expense to be recognized over a weighted average period of approximately 2.6 years.

The following table summarizes information about options outstanding at June 30, 2011 under the Employee Stock Plan:

		Options Outstanding			Options Exercisable
	Range of Exercise Prices	Number Outstanding	Weighted Avg. Remaining Contractual Life	Weighted Avg. Exercise Price	Number Exercisable	Weighted Avg. Exercise Price
2011:	$1.26 - 1.87	16,500	4.9 years	$1.32	16,500	$1.32
	$0.00 - $1.25	1,980,910	7.3 years	$0.45	1,452,785	$0.44
	Total	1,997,410	7.3 years	$0.46	1,469,285	$0.45

	Aggregate intrinsic value	$502,539			$390,676

The weighted average remaining contractual life of options exercisable as of June 30, 2011 was 6.4 years.